GOING CONCERN (Details) - USD ($)	Feb. 28, 2021	May 31, 2020	May 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained Earnings (Accumulated Deficit)	$ (82,553,308)	$ (76,846,124)	$ (46,188,151)